Exceptional Items - Summary of Exceptional Items by Category (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of exceptional items [line items]
Exceptional items gross	$ (1,546)	$ (1,060)	$ (650)
Exceptional items tax	241	242	(2,320)
Exceptional items net	(1,305)	(818)	(2,970)
Samarco dam failure [member]
Disclosure of exceptional items [line items]
Exceptional items gross	(176)	(1,060)	(650)
Exceptional items tax	0	0	0
Exceptional items net	(176)	(1,060)	(650)
Cancellation Of Power Contracts [Member]
Disclosure of exceptional items [line items]
Exceptional items gross	(778)
Exceptional items tax	271
Exceptional items net	(507)
Global taxation matters [member]
Disclosure of exceptional items [line items]
Exceptional items tax		242
Exceptional items net		242
US tax reform [member]
Disclosure of exceptional items [line items]
Exceptional items tax			(2,320)
Exceptional items net			(2,320)
Non-controlling interests [member]
Disclosure of exceptional items [line items]
Exceptional items gross	(291)
Exceptional items tax	90
Exceptional items net	(201)
Attributable to BHP shareholders [member]
Disclosure of exceptional items [line items]
Exceptional items gross	(1,255)	(1,060)	(650)
Exceptional items tax	151	242	(2,320)
Exceptional items net	(1,104)	$ (818)	$ (2,970)
COVID-19 related costs [Member]
Disclosure of exceptional items [line items]
Exceptional items gross	(183)
Exceptional items tax	53
Exceptional items net	(130)
Cerro Colorado impairment [Member]
Disclosure of exceptional items [line items]
Exceptional items gross	(409)
Exceptional items tax	(83)
Exceptional items net	$ (492)